Income Tax Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Tax loss carryforwards
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Unrecognized Tax Benefits
Unrecognized Tax Benefits, Net	$ 70.7	$ 84.1
Unrecognized Tax Benefits, Change In Period	(13.4)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	8.6	8.4
Recognized Income Tax Benefits Due to Net Reduction of Income Tax Penalties and Interest on Unrecognized Tax Benefits	0.3	2.6
Retained Earnings Attributable to Foreign Subsidiaries Considered to be Indefinitely Invested	920.0
General Business | U.S.
Tax loss carryforwards
Operating Losses and Foreign Tax Credit Carryforwards, tax effect	4.8	4.3
Operating Loss and Tax Credit Carryforwards, Valuation Allowance	1.0	1.0
General Business | U.S. | Minimum
Tax loss carryforwards
Operating Loss and Tax Credit Carryforwards Expiration Date	12/31/2012
General Business | U.S. | Maximum
Tax loss carryforwards
Operating Loss and Tax Credit Carryforwards Expiration Date	12/31/2029
General Business | Canada
Tax loss carryforwards
Operating Losses and Capital Losses Carryforwards, tax effect	27.8	72.2
Operating and Capital Loss Carryforwards, Valuation Allowance	12.4	12.4
General Business | Canada | Minimum
Tax loss carryforwards
Operating and Capital Loss Carryforwards Expiration Date	12/31/2014
General Business | Canada | Maximum
Tax loss carryforwards
Operating and Capital Loss Carryforwards Expiration Date	12/31/2031
General Business | U.K.
Tax loss carryforwards
Capital Loss Carryforwards, tax effect	$ 8.2	$ 8.7